Related party transactions	12 Months Ended
Dec. 31, 2019
39. Related party transactions and Directors' remuneration
Related party transactions and Directors remuneration

The notes included in this section focus on related party transactions, Auditors’ remuneration and Directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.

39 Related party transactions and Directors’ remuneration

Related party transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both.

Subsidiaries

Transactions between Barclays PLC and its subsidiaries meet the definition of related party transactions. Where these are eliminated on consolidation, they are not disclosed in the Group’s financial statements. Transactions between Barclays PLC and its subsidiaries are fully disclosed in Barclays PLC’s financial statements. A list of the Group’s principal subsidiaries is shown in Note 34.

Associates, joint ventures and other entities

The Group provides banking services to its associates, joint ventures and the Group pension funds (principally the UK Retirement Fund), providing loans, overdrafts, interest and non-interest bearing deposits and current accounts to these entities as well as other services. Group companies also provide investment management and custodian services to the Group pension schemes. All of these transactions are conducted on the same terms as third party transactions. Summarised financial information for the Group’s investments in associates and joint ventures is set out in Note 36.

Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2019
Total income	-	12	5
Credit impairment charges	-	-	-
Operating expenses	(46)	-	-
Total assets	-	1,303	3
Total liabilities	-	-	75
For the year ended and as at 31 December 2018
Total income	-	7	4
Credit impairment charges	-	-	-
Operating expenses	(27)	(7)	-
Total assets	12	1,288	3
Total liabilities	85	2	139

An entity that is consolidated within the Group under IFRS 10 has issued Senior Notes to the UKRF with a nominal value of £500m. This is not included within the table above. Refer to Note 33 for further details. Total liabilities includes derivatives transacted on behalf of the pensions funds of £6m (2018: £3m).

Key Management Personnel

Key Management Personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of Barclays PLC (directly or indirectly) and comprise the Directors and Officers of Barclays PLC, certain direct reports of the Group Chief Executive and the heads of major business units and functions.

The Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2019	2018
	£m	£m
As at 1 January	7.2	4.8
Loans issued during the year[a]	4.8	4.2
Loan repayments during the year[b]	(4.8)	(1.8)
As at 31 December	7.2	7.2

Notes

a Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.

b Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

No allowances for impairment were recognised in respect of loans to Key Management Personnel (or any connected person).

Deposits outstanding
	2019	2018
	£m	£m
As at 1 January	6.9	6.9
Deposits received during the year[a]	36.0	24.8
Deposits repaid during the year[b]	(30.8)	(24.8)
As at 31 December	12.1	6.9

Notes

a Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.

b Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Total commitments outstanding

Total commitments outstanding refers to the total of any undrawn amounts on credit cards and/or overdraft facilities provided to Key Management Personnel. Total commitments outstanding as at 31 December 2019 were £0.8m (2018: £0.9m).

All loans to Key Management Personnel (and persons connected to them) were made in the ordinary course of business; were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other persons; and did not involve more than a normal risk of collectability or present other unfavourable features.

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions, and is consistent with the approach adopted for disclosures set out on pages 44 to 82. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2019	2018
	£m	£m
Salaries and other short-term benefits	38.5	33.0
Pension costs	0.1	-
Other long-term benefits	8.7	7.6
Share-based payments	13.4	16.2
Employer social security charges on emoluments	7.4	7.5
Costs recognised for accounting purposes	68.1	64.3
Employer social security charges on emoluments	(7.4)	(7.5)
Other long-term benefits – difference between awards granted and costs recognised	(0.6)	2.8
Share-based payments – difference between awards granted and costs recognised	2.2	0.7
Total remuneration awarded	62.3	60.3

Disclosure required by the Companies Act 2006

The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2019	2018
	£m	£m
Aggregate emoluments[a]	8.5	9.0
Amounts paid under LTIPs[b]	0.8	0.9
	9.3	9.9

Notes

a The aggregate emoluments include amounts paid for the 2019 year. In addition, deferred share awards for 2019 with a total value at grant of £2m (2018: £1m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.

b The figure above for ‘Amounts paid under LTIPs’ in 2019 relates to an LTIP award that was released to Tushar Morzaria in 2019. Dividend shares released on the award are excluded. The LTIP figure in the single total figure table for executive Directors' 2019 remuneration in the Directors' Remuneration report relates to the award that is scheduled to be released in 2020 in respect of the 2017-2019 LTIP cycle.

There were no pension contributions paid to defined contribution schemes on behalf of Directors (2018: £nil). There were no notional pension contributions to defined contribution schemes.

As at 31 December 2019, there were no Directors accruing benefits under a defined benefit scheme (2018: nil).

Directors’ and Officers’ shareholdings and options

The beneficial ownership of ordinary share capital of Barclays PLC by all Directors and Officers of Barclays PLC (involving 25 persons) at 31 December 2019 amounted to 22,789,126 (2018: 18,884,023) ordinary shares of 25p each (0.13% of the ordinary share capital outstanding).

As at 31 December 2019, executive Directors and Officers of Barclays PLC (involving 15 persons) held options to purchase a total of 40,428 (2018: 6,000) Barclays PLC ordinary shares of 25p each at a price of 125p under Sharesave.

Advances and credit to Directors and guarantees on behalf of Directors

In accordance with Section 413 of the Companies Act 2006, the total amount of advances and credits made available in 2019 to persons who served as Directors during the year was £0.3m (2018: £0.4m). The total value of guarantees entered into on behalf of Directors during 2019 was £nil (2018: £nil).